Income Taxes	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 7 – INCOME TAXES

The Company follows ASC 740-10-10, under which an entity recognizes deferred tax assets and liabilities for future tax consequences or for events that were previously recognized in the Company’s financial statements or tax returns. The measurement of deferred tax assets and liabilities is based on enacted tax law provisions. The effects of future changes in tax laws or rates are not anticipated. Through June 30, 2010, the Company operated exclusively in Australia. The Company was wholly subject to Australian income tax laws and regulations, which are administered by the Australian Taxation Office for the years ended June 30, 2010 and all prior years.

On November 23, 2010, the Company was incorporated in the state of Delaware. In January 2011, the Company acquired all of the outstanding shares of Propanc PTY LTD on a one-for-one basis with Propanc PTY LTD becoming a wholly-owned subsidiary of the Company. As a result of these transactions, the Company is subject to the income tax laws of both the United States and Australia for the years ended June 30, 2013 through June 30, 2018.

For the years ended June 30, 2018 and 2017, the Company’s losses before income taxes resulted from both its Australian and US activities and its taxable losses are subject to both Australian and U.S. tax law. At June 30, 2018, the Company has net operating loss (“NOL”) carryforwards for Australian tax purposes only that is approximately $18,896,000. At June 30, 2018, the Company has NOL carryforwards for US tax purposes only that is approximately $2,767,000. Consequently, the Company may have NOL carryforwards available for income tax purposes that will continue to be available until they are recovered through earning taxable income. Deferred tax assets would arise from the recognition of anticipated utilization of these net operating losses to offset future taxable income. The NOL for Australian tax purposes is subject to a reduction of $4,693,000 for research and development credits granted by the Australian Taxation Office through June 30, 2018.

The components for the provision for income taxes are as follows:

	Year Ended
	June 30, 2018	June 30, 2017

Current Taxes	$(278,320)	$(305,673)
Deferred Taxes	-	-
Income Taxes Expense (Benefit)	$(278,320)	$(305,673)

The items accounting for the difference between income taxes at the Australia statutory rate and the provision for income taxes are as follows:

	Year Ended
	June 30, 2018		June 30, 2017
	Amount	Impact on Rate	Amount	Impact on Rate

Income Tax Expense (Benefit) at Australia Statutory Rate	$(2,325,482)	(32.22)%	$(1,830,192)	(22.39)%

Expenses Paid by Parent on Behalf of Foreign Subsidiary	159,944	2.22%	922,125	11.28%

R&D Refundable Tax Credit	(179,307)	(2.48)%	(305,673)	(3.74)%

Reduction of NOL Carryforward Due to R&D Tax Credit	179,307	2.48%	305,673	3.74%

Change in Federal Tax Rates	(99,013)	(1.37)%	-	0.00%

Change in Deferred Tax Valuation Allowance	1,005,570	13.93%	881,596	10.79%

Foreign Exchange Rate Changes	980,661	13.59%	(279,202)	(3.42)%

Total Income Tax Expense (Benefit)	$(278,320)	(3.86)%	$(305,673)	(3.74)%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s net deferred income taxes are as follows:

	June 30, 2018	June 30, 2017
Current Deferred Tax Assets
Warrant Derivative Liability	$7,403	$8,460
Provision for Annual Leave	44,969	36,190
Superannuation	4,041	99
Total Current Deferred Tax Assets	$56,413	$44,749

Current Deferred Tax Liabilities
Prepaid Investor Services	$18,378	$16,966
Total Current Deferred Tax Liabilities	$18,378	$16,966

Non-Current Deferred Tax Assets
Prepaid Investor Services	$335,175	$426,664
Capital Raising Costs	23,559	23,325
Legal Costs	23,885	23,648
Intellectual Property	11,760	11,643
Patent Costs	171,195	128,950
Formation Expense	7,208	6,881
Net Operating Loss Carryover	5,668,743	4,215,141
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Total Non-Current Deferred Tax Assets	6,202,146	4,796,873
Deferred Tax Valuation Allowance	(6,276,937)	(4,858,588)
Total Non-Current Deferred Tax Assets	(74,791)	(61,715)

Total Deferred Tax Assets (Net)	$-	$-

Management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company follows ASC 740-10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of June 30, 2018 the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended June 30, 2018 and 2017. The Company did not recognize any interest or penalties during fiscal 2018 or 2017 related to unrecognized tax benefits.

The income tax returns filed for the tax years from inception will be subject to examination by the relevant taxing authorities.